Operations and reorganization	12 Months Ended
Dec. 31, 2014
Operations and reorganization
Operations and reorganization

1. Operations and reorganization

Weibo Corporation (“Weibo” or the “Company”) is a leading social media for people to create, share and discover Chinese-language content. It provides an unprecedented and simple way for people and organizations to publicly express themselves in real time, interact with others on a massive global platform and stay connected with the world. As a microcosm of the Chinese society and a cultural phenomenon in China, Weibo allows people to be heard publicly and exposed to the rich ideas, cultures and experiences of the broader world. Media outlets use Weibo as a source of news and a distribution channel for their headline news. Government agencies and officials use Weibo as an official communication channel for disseminating timely information and gauging public opinion to improve public services. Charities use Weibo to make the world a better place by launching charitable projects, seeking donations and volunteers and leveraging celebrities and organizations on Weibo to amplify their social influence. Weibo generates the majority of its revenues from advertising and marketing services as well as other services, including game-related services, VIP membership and data licensing.

Incorporated in the Cayman Islands, Weibo Corporation is a majority-owned subsidiary of SINA Corporation (the “Parent” or “SINA”). In April 2014, the Company completed an initial public offering (the “IPO”) with the new issuance of 19,320,000 Class A ordinary shares. The company received $306.5 million in net proceeds from the issuance of new shares upon the IPO. Immediately prior to the completion of the IPO, all the ordinary shares held by SINA was converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders was converted into an equal number of the Class A ordinary shares, and all of its outstanding preferred shares were automatically converted into 30,046,154 Class A ordinary shares. The call option held by a subsidiary of Alibaba Group was exercised to purchase 29,990,778 Class A ordinary shares from SINA and the Company (Note 3). Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to three votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

Reorganization

Weibo business was founded by SINA, its parent, in 2009. Prior to the establishment of the Company, the operations of Weibo business was carried out by various subsidiaries and variable interest entities (“VIEs”) of SINA (the “Predecessor Operations”). After its establishment, the Company has gradually completed the reorganization steps as described below (the “Reorganization”).

Establishment of Weibo Corporation. Weibo Corporation, an exempted company with limited liability, is the holding company for the Weibo business. Weibo HK is a wholly owned subsidiary of Weibo , and Weibo Technology or the wholly foreign-owned enterprise (“the WFOE”), is a subsidiary of Weibo HK. The Company’s VIE and its subsidiaries are controlled by the WFOE through a series of contractual agreements. Weibo Corporation, its subsidiaries, VIE and VIE’s subsidiaries together are referred to as “the Group.”

The following sets forth the Company’s major subsidiaries, VIE and its subsidiary:

Company	Date of Incorporation	Place of Incorporation	Percentage of Direct/ Indirect Economic Interest
Major Subsidiaries*
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or the “WFOE”)	October 11, 2010	PRC	100%

Major VIE and its subsidiary**
Beijing Weimeng Technology Co., Ltd (“Weimeng” or the VIE)	August 9, 2010	PRC	100%

Beijing Weibo Interactive Internet Technology Co., Ltd. (‘‘Weibo Interactive’’)	Acquired in May 2013 (Note 5)	PRC	100%

Transfer of assets and liabilities relating to the Weibo business to the Group. According to the Company’s Shareholder Agreement dated April 29, 2013, the Group shall be liable for a loan payable to SINA for assets and liabilities incurred by SINA for the development of the Weibo business. The interest on amount due to SINA is calculated based on actual spending incurred by SINA for the development of Weibo business at each period end. The combined and consolidated statements of loss and comprehensive loss reflected a charge for interest on the amount due to SINA, as well as on the amounts included as accrued liabilities due to SINA, at prevailing market interest rates by reference to the three-month time deposit rate of The People’s Bank of China, which ranged from 2.55% to 3.05%. The loans are repayable upon demand. There is no written loan agreement signed between SINA and Weibo. The interest expenses incurred was $4.9 million, $6.7 million and $2.8 million for the years ended December 31, 2012, 2013 and 2014, respectively.  On April 29, 2013, SINA waived the interest charged to the Group in the amount of $8.5 million. The total waived amounts were accounted for as deemed contribution from SINA. In accordance with the Shareholder Agreement, the amount due to SINA after the waiver was $250 million and further cash outlay after April 29, 2013 to support the development of the Weibo business would increase the amount due to SINA. As of December 31, 2013, the Group recorded amount due to SINA of $267.7 million, including an interest payable balance of $4.8 million, all of which was repaid after the IPO.  As of December 31, 2014, Weibo had a $1.7 million payment due to SINA, which is interest free and payable on demand.  Such balance represented the unpaid portion related to the allocated expenses from SINA.

Transfer of Equity Interests in Weibo Interactive. Starting in 2011, SINA held a 55% equity interest in Weibo Interactive, an online-game platform company incorporated in China, and accounted for such interest using the equity method of accounting, as it had no control over the operations and assets of such interest. Weibo Interactive has been providing game platform maintenance services to Weibo since 2012. In May 2013, SINA gained control of Weibo Interactive through a step acquisition in which the remaining 45% equity interest was obtained for a consideration of $4.6 million. In connection with the Reorganization, SINA entered into an agreement to transfer 100% equity interest in Weibo Interactive to the Group for a consideration of $10.1 million effective in December 2013 (Note 5).

The transfer of Weibo Interactive to the Group was accounted for as a business combination between entities under common control, with financial statements presented for prior periods retrospectively adjusted to reflect the transfer from the first day SINA took control in May 2013. The investment in Weibo Interactive prior to the step-up acquisition was also reflected in the Group’s combined and consolidated financial statements as if the investment was held by the Group since 2012, the earliest period presented.

The amounts recognized in the Group’s combined and consolidated financial statements reflect the assets and liabilities of Weibo Interactive at SINA’s historical carrying value. The net equity of Weibo Interactive was reflected in the Group’s combined and consolidated financial statements at the historical carrying value within the equity section as a deemed contribution from SINA. The $10.1 million of consideration payable to SINA was recognized when the transfer became legally effective in December 2013, which resulted in a decrease in equity and a corresponding increase in amount due to SINA. The service fees paid to Weibo Interactive prior to the May 2013 step-up acquisition were disclosed as related party transactions under cost of revenues in the Group’s combined and consolidated statements of loss and comprehensive loss. The service fees paid to Weibo Interactive after the step-up acquisition were eliminated as inter-company transactions.

Intellectual Property License Agreement. The intellectual property license agreement was entered into by and between SINA and the Company in April 2013. Under this agreement, SINA grants the Company and its subsidiaries a perpetual, worldwide, royalty-free, fully paid-up, non-sublicensable, non-transferable, limited, exclusive license of certain trademarks and a non-exclusive license of certain other intellectual property owned by SINA to make, sell, offer to sell and distribute products, services and applications on a microblogging and social networking platform. The Company grants SINA and its affiliates a non-exclusive, perpetual, worldwide, non-sublicensable, non-transferable limited license of certain of the Company’s intellectual property to use, reproduce, modify, prepare derivative works of, perform, display or otherwise exploit such intellectual property. This agreement commenced on April 29, 2013 and will continue in effect unless terminated by SINA in case of the Company’s breach as provided in the agreement.

Basis of Presentation for the Reorganization. Since the Group and the Predecessor Operations are under common control, the accompanying combined and consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the Predecessor Operations for all periods presented. The assets and liabilities have been stated at historical carrying amounts. In addition, the accompanying combined and consolidated financial statements have been prepared as if the current corporate structure, including the transfer of Weibo Interactive in December 2013, had been in existence throughout the periods presented.

Only those assets and liabilities that are specifically identifiable to Weibo business are included in the Group’s combined and consolidated balance sheets. Accounts receivable amounts directly related to Weibo but for which SINA will receive payments and remit payment to the Group are included in the accounts receivable due from SINA, and, if any uncollectible losses arise from the accounts receivable due from SINA, such losses will pass through to the Group. Liabilities directly related to Weibo but for which SINA will make payment and receive reimbursement from the Group are included in the accrued liabilities due to related parties. The Group was liable for a payable to SINA for assets and liabilities incurred by SINA for the development of the Weibo business and presented as amount due to SINA in the combined and consolidated balance sheets. Loan from SINA is presented under cash flow from financing activities in the combined and consolidated statements of cash flows, whereas cash payment for billings from SINA for costs and expenses allocated is presented under operating activities. The Group’s statements of loss and comprehensive loss consists all the related costs and expenses of the Weibo business, including allocation to the cost of revenues, sales and marketing expenses, product development expenses, and general and administrative expenses, which are incurred by SINA but related to the Weibo business. These allocations were based on proportional cost allocation by considering proportion of the revenues, infrastructure usage metrics and labor usage metrics, among other things, attributable to the Group and are made on a basis considered reasonable by management. Income tax liability is calculated based on a separate return basis as if the Group had filed a separate tax return.

Total allocated expenses from SINA were as follows:

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Cost of revenues	$17,769	$14,760	$4
Sales and marketing	2,506	6,074	17,417
Product development	21,111	19,256	18,362
General and administrative	2,574	4,215	6,581
	$43,960	$44,305	$42,360

However, while the expenses allocated to the Group for these items are not necessarily indicative of the expenses that would have been incurred if the Group had been a separate and independent entity, the Company does not believe that there is any significant difference between the nature and amount of these allocated expenses and the expenses that would have been incurred if the Group had been a separate and stand-alone entity.

Combination and Consolidation

The combined and consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its VIE, of which the Company is the primary beneficiary, and Weibo Interactive, an investment from July 2011 to May 2013. The transfer of Weibo Interactive in December 2013 was accounted for as a business combination between entities under common control with financial statements presented for prior periods retrospectively adjusted to reflect the transfer on a consolidated basis from the first day SINA took control in May 2013, and the financial statements were presented on a combined basis from July 2011 to May 2013 to include the equity method investment in Weibo Interactive. All significant intercompany balances and transactions have been eliminated.

To comply with PRC laws and regulations, the Group provides a substantial amount of its services in China via Weimeng, or the VIE, which holds critical operating licenses that enable the Group to do business in China. Most of the Group’s revenues, costs and net income (loss) in China were generated directly or indirectly through the VIE or the Predecessor Operations. The Company, through its subsidiary, has signed various agreements with the VIE to allow the transfer of economic benefits from the VIE to the Company. The Group has determined that it is the primary beneficiary of the VIE through Weibo Technology’s contractual arrangements with the VIE. Accordingly, the Company has consolidated the VIE’s results of operations and assets and liabilities in the Group’s financial statements pursuant to the United States Generally Accepted Accounting Principles (“US GAAP”) for all the periods presented.

Shareholders of the VIE are certain nominee shareholders of the Company or SINA. The capital for their investments in the VIE is funded by the Company and recorded as interest-free loans to these individuals. These loans were eliminated with the capital of the VIE during consolidation. Each shareholder of the VIE has agreed to transfer his equity interest in the VIE to Weibo Technology when permitted by PRC laws and regulations or to designees of the Company at any time for the amount of loans outstanding. All voting rights of the VIE, including without limitation the right to appoint all directors of the VIE, have been assigned to Weibo Technology. Weibo Technology has also entered into exclusive technical service agreements with the VIE under which Weibo Technology provides technical and other services to the VIE in exchange for substantially all net income of the VIE. In addition, the shareholders of the VIE have pledged their shares in the VIE as collateral for the non-payment of loans or for the technical and other services fees due to Weibo Technology. As of December 31, 2013 and 2014, the total amount of interest-free loans to the VIE’s shareholders was $1.5 million and $10.5 million, respectively. As of December 31, 2013 and 2014, the aggregate accumulated loss of the VIE was $13.6 million and $18.0 million, respectively, which were included in the Group’s combined and consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and cashflows of the VIE and its subsidiary taken as a whole, including the Predecessor Operations, which are included in the Group’s combined and consolidated balance sheets and statements of loss and comprehensive loss:

	As of December 31,
	2013	2014
	(In thousands)
Cash, Cash Equivalents and Short-term Investments	$9,200	$9,271
Accounts receivable	46,575	118,891
Property and equipment, net	1,155	2,092
Goodwill	7,517	11,357
Intangible assets	3,071	3,538
Long-term Investments	—	19,016
Others	6,042	10,223

Total assets	$73,560	$174,388

Accrued liabilities	$18,180	$34,324
Amount due to SINA	38,620	1,514
Amount due to the subsidiaries of the Group	20,933	121,977
Deferred revenues	8,901	14,117
Others	768	1,174

Total liabilities	$87,402	$173,106

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net revenues	$54,432	$169,819	$298,767
Net income (loss)	$4,531	$24,864	$(4,404)

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Net cash provided by (used in) operating activities	$(5,564)	$25,236	$9,298
Net cash used in investing activities	$—	$(3,120)	$(2,424)
Net cash provided by (used in) financing activities	$5,862	$(14,498)	$(6,965)
Net increase (decrease) in cash and cash equivalents	$298	$7,618	$(91)

Under the contractual arrangements with the VIE, the Company has the power to direct activities of the VIE through Weibo Technology and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of the VIE that can only be used to settle obligations of the VIE and its subsidiary, except for the registered capital of VIE and its subsidiary, amounting to $7.0 million and $15.7 million as of December 31, 2013 and 2014, respectively. Since the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Company is conducting certain businesses mainly through its VIE, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss. The total amount of advertising and marketing service provided by the VIE to related parties was nil, $49.1 million and $136.6 million for the years ended December 31, 2012, 2013 and 2014, respectively. The total amount of costs and expenses allocated from SINA to the VIE was $42.7 million, $37.2 million and $16.1 million for the years ended December 31, 2012, 2013 and 2014, respectively. The total amount of game platform maintenance services provided by a related party to the VIE was $3.5 million, nil and nil for the years ended December 31, 2012,  2013 and 2014. In December 2013, the VIE purchased all of the equity interest of a related party providing the game platform maintenance services for a consideration of $10.1 million.

Unrecognized revenue-producing assets held by the VIE include the Internet Content Provision License, the Online Culture Operating Permit, and the domain names of weibo.com, weibo.cn and weibo.com.cn. Recognized revenue-producing assets held by the VIE include customer lists relating to game-related services, game platform technology and a non-compete agreement, which were acquired mostly through acquisitions. Unrecognized revenue-producing assets, including customer lists relating to advertising and marketing services, game-related services, VIP Memberships and data licensing, as well as trademarks, are also held by Weibo Technology, the WFOE.

The following is a summary of VIE agreements:

Loan Agreements. The Company’s wholly owned subsidiary Weibo Technology has granted interest-free loans to the shareholders of the VIE with the sole purpose of providing funds necessary for capital injection into the VIE. The terms of the loans are for 10 years, and Weibo Technology has the right to, at its own discretion, shorten or extend the terms of the loans, if necessary. These loans were eliminated with the capital of the VIE during consolidation.

Share Transfer Agreements. Each shareholder of the VIE has granted Weibo Technology an option to purchase his shares in the VIE at a purchase price equal to the amount of the capital injection. Weibo Technology may exercise such option at any time until it has acquired all the shares of the VIE, subject to applicable PRC laws. The option will be effective until the earlier of (i) the shareholders of the VIE and Weibo Technology have fully performed their obligations under this agreement, and (ii) the respective shareholders of the VIE and Weibo Technology agree to terminate the share transfer agreement in writing.

Loan Repayment Agreements. Each shareholder of the VIE has agreed with Weibo Technology that the interest-free loans under the loan agreements shall only be repaid through share transfer. Once the share transfers are completed, the purchase price for the share transfer will be set off against the loan repayment.

Agreements on Authorization to Exercise Shareholder’s Voting Power. Each shareholder of the VIE has authorized Weibo Technology to exercise all his voting power as a shareholder of the VIE on all matters requiring shareholders’ approval under PRC laws and regulations and the articles of association of the VIE, including without limitation to the appointment of directors, transfer, mortgage or dispose of the VIE’s assets, transfer of any equity interest in the VIE, and merger, split, dissolution and liquidation of the VIE. The authorizations are irrevocable and will not expire until the VIE dissolves.

Share Pledge Agreements. Each shareholder of the VIE has pledged all of his shares in the VIE and all other rights relevant to the share rights to Weibo Technology, as a collateral security for his obligations to pay off all debts to Weibo Technology, under the loan agreement and for the payment obligations of the VIE under the trademark license agreement and the technical services agreement. In the event of default of any payment obligations, Weibo Technology will be entitled to certain rights, including transferring the pledged shares to itself and disposing the pledged shares through sale or auction. During the term of each agreement, Weibo Technology is entitled to receive all dividends and distributions paid on the pledged shares. The pledges will be effective until the earlier of (i) the VIE and the shareholders of the VIE have fully performed their obligations under the above-referred agreements, and (ii) Weibo Technology unilaterally consents to terminate the respective share pledge agreement.

Exclusive Technical Services Agreement, Exclusive Sales Agency Agreement and Trademark License Agreement. The VIE has entered into an exclusive technical services agreement, an exclusive sales agency agreement and a trademark license agreement with Weibo Technology. Under the exclusive technical services agreement, Weibo Technology is engaged to provide technical services for the VIE’s online advertising and other related businesses. Under the exclusive sales agency agreement, the VIE has granted Weibo Technology the exclusive right to distribute, sell and provide agency services for all the products and services provided by the VIE. The term of the technical service agreement and the sales agency agreement will not expire until the VIE dissolves.

Due to its control over the VIE, Weibo Technology has the right to determine the service fee to be charged to the VIE under these agreements. By considering, among other things, the technical complexity of the service, the actual cost that may be incurred for providing such service, the operations of the VIE, applicable tax rates, planned capital expenditure and business strategies. Weibo Technology charged an amount of $79.2 million and $187.8 million in service fees from the VIE under these agreements for the year ended December 31, 2013 and 2014, respectively, which was determined based on the actual cost incurred for providing such service and the cash position and operation of the VIE. No service fees were charged for the years ended December 31, 2012.

Under the trademark license agreement, Weibo Technology has granted the VIE trademark licenses to use its trademarks for specific areas, and the VIE is obligated to pay license fees to Weibo Technology. The term of the agreement is for one year and is automatically renewed provided that there is no objection from Weibo Technology.

The Company believes that the contractual arrangements among its subsidiary, the VIE and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and its subsidiaries in the combined and consolidated financial statements. The Company’s ability to control its VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIE were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIE will occur as a result of the aforementioned risks and uncertainties is remote.